SUPPLEMENT TO THE PROSPECTUSES
                     AND STATEMENT OF ADDITIONAL INFORMATION
                                       OF
                        EVERGREEN DOMESTIC EQUITY FUNDS I



         Evergreen Stock Selector Fund

         Effective at the close of business on December 5, 2003, Evergreen Stock Selector Fund will change its name to Evergreen Large Cap Equity Fund.


December 5, 2003                                                 568230 (12/03)